Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000162386 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Ultrashort Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,073.02	$ 10,175.86	$ 10,439.21	$ 10,419.03	$ 10,789.67	$ 10,747.47	$ 10,982.82	$ 11,573.81	$ 12,164.62	$ 12,678.09
ICE BofA US 6 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 6-Month Treasury Bill Index
Accumulated Value	10,000		10,058	10,173	10,404	10,700	10,717	10,712	10,992	11,565	12,158	12,652
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Accumulated Value	$ 10,000		$ 10,044	$ 10,165	$ 10,620	$ 11,569	$ 11,651	$ 11,168	$ 10,633	$ 10,814	$ 11,342	$ 11,835